ACQUISITION OF BUSINESSES - Business Services, Healthscope Limited ("Healthscope") (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 06, 2019	Dec. 31, 2019	Jun. 30, 2020
Disclosure of detailed information about business combination [line items]
Goodwill		$ 5,218	$ 5,036
Business services | Healthscope Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	28.00%
Consideration transferred, acquisition-date fair value	$ 1,156
Proportion of voting rights held in subsidiary	100.00%
Acquisition-related costs	$ 22
Goodwill	1,551
Intangible assets	$ 286
Revenue of acquiree since acquisition date		297
Profit (loss) of acquiree since acquisition date		7
Revenue of acquiree as if combination occurred at beginning of period		453
Profit (loss) of acquiree as if combination occurred at beginning of period		$ 23